SUBSEQUENT EVENTS - Unaudited Pro Forma Condensed Combined Balance Sheet (Details) - USD ($)	Aug. 31, 2016	May 31, 2016	Aug. 31, 2015	May 31, 2015	May 31, 2014
Current Assets:
Cash and cash equivalents	$ 115,783	$ 27,241	$ 69,628	$ 44,101
Accounts receivable	264,353	1,692		1,206
Prepaid expenses		14,740	$ 10,000	15,000
Inventory	250,073	12,887		18,879
Total current assets	630,209	56,560		79,186
Property and equipment, net	71,250
Other assets
Total assets	1,070,209	56,560		79,186
Liabilities
Accounts payable and accrued expenses	424,223	28,051		3,718
Other current liabilities		20,880
Notes payable		31,500
Total current liabilities	772,448	80,431		29,718
Other liabilities
Convertible note payable, net of unamortized financing costs of $7,735	42,573	55,025
Total liabilities	1,169,688	135,456		29,718
Total Stockholders' Equity (Deficit):	(99,479)	(78,896)		49,468	$ 17,511
Total liabilities and stockholders' equity (deficiency)	$ 1,070,209	56,560		$ 79,186
ESD [Member]
Current Assets:
Cash and cash equivalents		270,394
Accounts receivable		345,058
Prepaid expenses		6,728
Inventory		234,705
Total current assets		856,885
Property and equipment, net		204,578
Other assets
Total assets		1,061,463
Liabilities
Accounts payable and accrued expenses		95,707
Notes payable		47,217
Total current liabilities		142,924
Other liabilities
Total liabilities		142,924
Total Stockholders' Equity (Deficit):		918,539
Total liabilities and stockholders' equity (deficiency)		1,061,463
Pro forma adjustments [Member]
Current Assets:
Cash and cash equivalents		(270,394)
Accounts receivable		(345,058)
Prepaid expenses		(6,728)
Inventory		(234,705)
Total current assets		(856,885)
Property and equipment, net		(164,578)
Other assets		375,000
Total assets		(621,463)
Liabilities
Accounts payable and accrued expenses		(41,707)
Notes payable		485,783
Total current liabilities		444,076
Other liabilities
Total liabilities		444,076
Total Stockholders' Equity (Deficit):		(1,065,539)
Total liabilities and stockholders' equity (deficiency)		(621,463)
Pro forma combined [Member]
Current Assets:
Cash and cash equivalents		27,241
Accounts receivable		1,692
Prepaid expenses		14,740
Inventory		12,887
Total current assets		56,560
Property and equipment, net		65,000
Other assets		375,000
Total assets		496,560
Liabilities
Accounts payable and accrued expenses		82,051
Other current liabilities		20,880
Notes payable		564,500
Total current liabilities		667,431
Other liabilities
Convertible note payable, net of unamortized financing costs of $7,735		55,025
Total liabilities		722,456
Total Stockholders' Equity (Deficit):		(225,896)
Total liabilities and stockholders' equity (deficiency)		$ 496,560